SEI INSTITUTIONAL INVESTMENTS TRUST

Emerging Markets Equity Fund

Supplement dated February 10, 2012
to the Class A Shares Prospectus dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Emerging Markets Equity Fund.

Change in Portfolio Management for the Emerging Markets Equity Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Emerging Markets Equity Fund, the text with respect to Artisan Partners Limited Partnership is hereby deleted.

In addition, under the heading "Emerging Markets Equity Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the paragraph with respect to Artisan Partners Limited Partnership is hereby deleted.

There are no other changes in the portfolio management of the Emerging Markets Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-770 (02/12)

SEI INSTITUTIONAL INVESTMENTS TRUST

Emerging Markets Equity Fund

Supplement dated February 10, 2012
to the Statement of Additional Information ("SAI") dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Emerging Markets Equity Fund.

Change in Portfolio Management for the Emerging Markets Equity Fund

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and the Sub-Advisers," all references to Artisan Partners Limited Partnership's management of the Emerging Markets Equity Fund are hereby deleted.

There are no other changes in the portfolio management of the Emerging Markets Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-771 (02/12)